FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 97,000	$ 106,000	$ 108,000
Maximum borrowing capacity	254,851,000	270,094,000
Unused portion of the credit lines	158,000,000
Interest-bearing loans and borrowings, current portion	$ 45,576,000	$ 62,083,000
Liquidity discount	30.00%	30.00%
Line of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 162,074,000	$ 153,250,000
Letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	84,586,000	66,820,000
Open letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	38,256,000	50,633,000
Foreign currency forward contracts
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ (10,500,000)	$ (42,100,000)